Pensions and Other Benefits - Summary of Impact of One-Percentage Point Change in Assumed Health Care Cost Trend Rates (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2014 CAD
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
Effect of one percentage point increase on the total of service and interest costs	CAD 0
Effect of one percentage point decrease on the total of service and interest costs	0
Effect of one percentage point increase on post-retirement benefit obligation	(6)
Effect of one percentage point decrease on post-retirement benefit obligation	CAD 6